Share Based Compensation (Details) - Schedule of Share Based Compensation Operating Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Based Compensation Operating Expenses [Line Items]
Share-based compensation expenses	$ 135,547	$ 160,777	$ 211,823
Selling and marketing expenses [Member]
Schedule of Share Based Compensation Operating Expenses [Line Items]
Share-based compensation expenses	42,300	61,607	111,997
General and administrative expenses [Member]
Schedule of Share Based Compensation Operating Expenses [Line Items]
Share-based compensation expenses	$ 93,247	$ 99,170	$ 99,826